SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property and Equipment (Details)	Dec. 31, 2023
Computers and software | Minimum
Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Computers and software | Maximum
Accounting Policies [Line Items]
Estimated useful lives of assets	7 years
Furniture and fixtures | Minimum
Accounting Policies [Line Items]
Estimated useful lives of assets	5 years
Furniture and fixtures | Maximum
Accounting Policies [Line Items]
Estimated useful lives of assets	5 years
Machinery and equipment | Minimum
Accounting Policies [Line Items]
Estimated useful lives of assets	4 years
Machinery and equipment | Maximum
Accounting Policies [Line Items]
Estimated useful lives of assets	7 years
Vehicles | Minimum
Accounting Policies [Line Items]
Estimated useful lives of assets	7 years
Vehicles | Maximum
Accounting Policies [Line Items]
Estimated useful lives of assets	7 years